UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299

                  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 05/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.7%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.3%
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Ukbetting plc 1                                                            4,000,000    $     4,611,759
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Gafisa SA 1                                                                1,000,000          9,958,919
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.3%
Li Ning Co. Ltd.                                                          25,000,000         25,296,305
-------------------------------------------------------------------------------------------------------
MEDIA--1.6%
Balaji Telefilms Ltd. 1                                                    2,244,588          5,581,780
-------------------------------------------------------------------------------------------------------
Canadian Satellite Radio Holdings, Inc., Cl. A 1                             112,700          1,094,771
-------------------------------------------------------------------------------------------------------
Television Eighteen India Ltd. 1                                             625,001          8,127,510
-------------------------------------------------------------------------------------------------------
Village Roadshow Ltd.                                                      5,000,000          8,689,633
-------------------------------------------------------------------------------------------------------
Village Roadshow Ltd., Cl. A, Preference                                   5,000,000          8,275,841
                                                                                        ---------------
                                                                                             31,769,535
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.5%
Parkson Retail Group Ltd.                                                  5,000,000         14,823,313
-------------------------------------------------------------------------------------------------------
Robinson Department Store Public Co. Ltd. 1                               50,000,000         14,422,447
                                                                                        ---------------
                                                                                             29,245,760
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Himatsingka Seide Ltd.                                                     1,500,000          3,684,807
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Serm Suk Public Co. Ltd.                                                   8,000,000          4,405,402
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Wumart Stores, Inc., Series H                                              6,000,000         17,749,306
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
B&B Group Holdings Ltd. 2,3                                              110,000,000         28,223,226
-------------------------------------------------------------------------------------------------------
Crown Confectionery Co. Ltd. 3                                               110,000         13,725,283
                                                                                        ---------------
                                                                                             41,948,509
-------------------------------------------------------------------------------------------------------
ENERGY--13.2%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Sterling Energy plc 1                                                     60,000,000         27,491,023
-------------------------------------------------------------------------------------------------------
OIL & GAS--11.8%
Addax Petroleum Corp. 1,4                                                  1,000,000         24,421,244
-------------------------------------------------------------------------------------------------------
Addax Petroleum Corp. 1                                                      500,000         12,210,622
-------------------------------------------------------------------------------------------------------
Bear Ridge Resources Ltd. 1                                                2,000,000          8,370,404
-------------------------------------------------------------------------------------------------------
Calvalley Petroleum, Inc., Cl. A 1                                         4,000,000         25,419,882
-------------------------------------------------------------------------------------------------------
Centurion Energy International, Inc. 1                                     4,000,000         27,889,242
-------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                      1,250,000         14,468,906
-------------------------------------------------------------------------------------------------------
Great Eastern Shipping Co. Ltd.                                            4,500,000         23,032,070
-------------------------------------------------------------------------------------------------------
Gulf Keystone Petroleum Ltd. 1                                            11,000,000         10,851,474
-------------------------------------------------------------------------------------------------------
Paladin Resources Ltd. 1                                                  11,000,000         40,896,915
-------------------------------------------------------------------------------------------------------
Solana Resources Ltd. 1,3                                                  8,000,000         13,436,223
-------------------------------------------------------------------------------------------------------
SXR Uranium One, Inc. 1                                                    3,500,000         30,758,057
                                                                                        ---------------
                                                                                            231,755,039


1                   |               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
FINANCIALS--11.6%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
RISA Partners, Inc. 3                                                          7,500    $    30,215,083
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.8%
Karnataka Bank Ltd. 3                                                      7,000,000         14,897,959
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.0%
IG Group Holdings plc                                                      3,000,000         12,455,117
-------------------------------------------------------------------------------------------------------
KIWOOM.COM Securities Co. Ltd.                                               600,000         16,790,448
-------------------------------------------------------------------------------------------------------
Xinhua Finance Ltd., Sponsored ADR 1                                       4,000,000         30,160,000
                                                                                        ---------------
                                                                                             59,405,565
-------------------------------------------------------------------------------------------------------
INSURANCE--1.3%
Korean Reinsurance Co.                                                     2,006,280         25,263,293
-------------------------------------------------------------------------------------------------------
REAL ESTATE--5.0%
Guangzhou R&F Properties Co. Ltd., Series H                                5,000,000         27,939,042
-------------------------------------------------------------------------------------------------------
Hoosiers Corp.                                                                 4,500         21,773,379
-------------------------------------------------------------------------------------------------------
Kenedix, Inc.                                                                 10,000         49,437,836
                                                                                        ---------------
                                                                                             99,150,257
-------------------------------------------------------------------------------------------------------
HEALTH CARE--4.4%
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Imaging Dynamics Co. Ltd. 1,3                                              2,000,000          8,170,676
-------------------------------------------------------------------------------------------------------
Imaging Dynamics Co. Ltd. 1,3                                              4,000,000         16,341,353
-------------------------------------------------------------------------------------------------------
Xillix Technologies Corp. 1,3                                              8,653,000          1,021,235
                                                                                        ---------------
                                                                                             25,533,264
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.0%
Apollo Hospitals Enterprise Ltd.                                           1,250,000         11,174,549
-------------------------------------------------------------------------------------------------------
Arques Industries AG 3                                                       160,000         28,057,406
                                                                                        ---------------
                                                                                             39,231,955
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
Norwood Abbey Ltd. 1,3                                                    14,000,000          3,042,625
-------------------------------------------------------------------------------------------------------
Norwood Immunology Ltd. 1,2                                                5,000,000          3,787,029
-------------------------------------------------------------------------------------------------------
Tsumura & Co.                                                                500,000         14,997,756
                                                                                        ---------------
                                                                                             21,827,410
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.4%
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.4%
NETellar plc 1                                                             2,000,000         23,488,929
-------------------------------------------------------------------------------------------------------
SBI VeriTrans Co. Ltd. 1,3                                                     9,750          8,202,639
-------------------------------------------------------------------------------------------------------
Trafficmaster plc 1,3                                                     10,000,000          6,638,989
-------------------------------------------------------------------------------------------------------
Wire Card AG 1,3                                                           4,000,000         29,830,856
                                                                                        ---------------
                                                                                             68,161,413
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.1%
IVRCL Infrastructures & Projects Ltd.                                      3,750,000         19,217,687
-------------------------------------------------------------------------------------------------------
Nagarjuna Construction Co. Ltd.                                              716,000          5,149,850


2                   |               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
Nagarjuna Construction Co. Ltd., GDR 1,2                                   2,262,000    $    16,625,700
                                                                                        ---------------
                                                                                             40,993,237
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Beijing Enterprises Holdings Ltd., Cl. H                                  15,000,000         25,134,765
-------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Electrovaya, Inc. 1,3                                                      3,871,000            843,432
-------------------------------------------------------------------------------------------------------
Fong's Industries Co. Ltd.                                                16,000,000         10,518,107
-------------------------------------------------------------------------------------------------------
Railpower Technologies Corp. 1,3                                           5,000,000         19,518,838
                                                                                        ---------------
                                                                                             30,880,377
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.8%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
LG Telecom Ltd. 1                                                          3,500,000         48,437,503
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.3%
Lectra                                                                     1,000,000          6,855,459
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Manine Media Co. Ltd. 1,3                                                  2,256,470          6,819,948
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--9.3%
auFeminin.com SA 1,3                                                         600,000         16,145,566
-------------------------------------------------------------------------------------------------------
CDNetworks Co. Ltd. 1,3                                                      600,000         21,030,941
-------------------------------------------------------------------------------------------------------
Empas Corp. 1,3                                                              900,000         12,349,359
-------------------------------------------------------------------------------------------------------
Mobilians Co. Ltd. 1,3                                                     1,036,063         11,523,823
-------------------------------------------------------------------------------------------------------
Neowiz Corp.                                                                 300,000         31,147,751
-------------------------------------------------------------------------------------------------------
Ninetowns Digital World Trade Holdings Ltd., ADR 1,3                       3,000,000         15,270,000
-------------------------------------------------------------------------------------------------------
Opera Software ASA 1,3                                                     8,000,000         34,371,736
-------------------------------------------------------------------------------------------------------
Tencent Holdings Ltd.                                                     19,000,000         41,144,360
                                                                                        ---------------
                                                                                            182,983,536
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
Travelsky Technology Ltd., Cl. H 3                                        25,000,000         30,613,363
-------------------------------------------------------------------------------------------------------
SOFTWARE--5.8%
Ahnlab, Inc. 3                                                             1,000,000         23,444,800
-------------------------------------------------------------------------------------------------------
Certicom Corp. 1,3                                                         3,000,000         16,886,064
-------------------------------------------------------------------------------------------------------
Duzon Digital Ware Co. Ltd. 3                                              1,200,000         22,505,406
-------------------------------------------------------------------------------------------------------
Fast Search & Transfer ASA 1                                               8,000,000         25,529,433
-------------------------------------------------------------------------------------------------------
Intelligent Wave, Inc. 3                                                       8,000         14,376,587
-------------------------------------------------------------------------------------------------------
MacDonald, Dettwiler & Associates Ltd. 1                                     250,000         10,621,879
                                                                                        ---------------
                                                                                            113,364,169
-------------------------------------------------------------------------------------------------------
MATERIALS--28.0%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Allen-Vanguard Corp. 1,3                                                   2,400,000          3,311,847
-------------------------------------------------------------------------------------------------------
Hikal Ltd.                                                                   446,722          4,399,206
                                                                                        ---------------
                                                                                              7,711,053
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Goodpack Ltd. 1                                                            4,722,000          5,203,965


3                   |               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------
METALS & MINING--27.3%
Alamos Gold, Inc. 1                                                        3,000,000    $    24,648,207
-------------------------------------------------------------------------------------------------------
Anvil Mining Ltd. 1,3                                                      3,000,000         22,469,360
-------------------------------------------------------------------------------------------------------
Baffinland Iron Mines Corp. 1                                              1,800,000          3,513,391
-------------------------------------------------------------------------------------------------------
Bema Gold Corp. 1                                                          4,000,000         22,042,669
-------------------------------------------------------------------------------------------------------
Centennial Coal Co.                                                        3,000,000          7,553,120
-------------------------------------------------------------------------------------------------------
Eldorado Gold Corp. 1                                                      4,000,000         20,263,277
-------------------------------------------------------------------------------------------------------
Equinox Minerals Ltd. 1,3,4                                               24,000,000         38,129,823
-------------------------------------------------------------------------------------------------------
EuroZinc Mining Corp. 1                                                   26,000,000         61,370,858
-------------------------------------------------------------------------------------------------------
Excel Coal Ltd.                                                            4,000,000         22,786,843
-------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                  800,000         39,691,330
-------------------------------------------------------------------------------------------------------
Fortescue Metals Group Ltd. 1                                              3,500,000         19,840,956
-------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc. 1,3                                                  4,000,000         50,186,110
-------------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                              1,250,001         11,787,509
-------------------------------------------------------------------------------------------------------
Ivernia, Inc. 1                                                            9,050,000         15,939,174
-------------------------------------------------------------------------------------------------------
Ivernia, Inc. 1,2                                                          3,200,000          5,635,951
-------------------------------------------------------------------------------------------------------
Kimberley Diamond Co. NL 1                                                10,000,000         10,450,311
-------------------------------------------------------------------------------------------------------
Macarthur Coal Ltd.                                                        7,000,000         24,563,166
-------------------------------------------------------------------------------------------------------
Minara Resources Ltd.                                                     12,000,000         20,652,627
-------------------------------------------------------------------------------------------------------
Miramar Mining Corp. 1,3                                                   4,000,000         14,453,019
-------------------------------------------------------------------------------------------------------
Olympus Pacific Minerals, Inc. 1,3                                        13,000,000          8,121,430
-------------------------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. 1,3                                            14,000,000         27,072,174
-------------------------------------------------------------------------------------------------------
Stornoway Diamond Corp. 1                                                  3,600,000          4,673,627
-------------------------------------------------------------------------------------------------------
Tenke Mining Corp. 1                                                       2,000,000         24,312,301
-------------------------------------------------------------------------------------------------------
Tiberon Minerals Ltd. 1                                                    2,000,000          5,447,118
-------------------------------------------------------------------------------------------------------
Tiberon Minerals Ltd. 1,4                                                  3,000,000          8,170,676
-------------------------------------------------------------------------------------------------------
UrAsia Energy Ltd. 1                                                       9,000,000         24,348,616
                                                                                        ---------------
                                                                                            538,123,643
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
Dacom Corp.                                                                1,750,000         30,715,923
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Danal Co. Ltd. 1,3                                                         2,228,436         20,913,703
-------------------------------------------------------------------------------------------------------
UTILITIES--4.2%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Geodynamics Ltd. 1                                                         3,000,000          2,888,750
-------------------------------------------------------------------------------------------------------
Sayano-Shushenskaya Hydro-Power Station 1                                  8,600,000          7,439,000
-------------------------------------------------------------------------------------------------------
Volzhskaya Hydroelectric Power Station OJSC                                4,500,000          1,125,000
-------------------------------------------------------------------------------------------------------
Zhigulyovskaya Hydro                                                      26,000,000          6,695,000
                                                                                        ---------------
                                                                                             18,147,750
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.9%
Xinao Gas Holdings Ltd.                                                   35,000,000         36,661,231
-------------------------------------------------------------------------------------------------------
WATER UTILITIES--1.4%
Guangdong Investment Ltd.                                                 75,000,000         27,419,002
                                                                                        ---------------
Total Common Stocks (Cost $1,561,587,737)                                                 1,982,581,190


4                   |               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                               DATE          STRIKE        CONTRACTS              VALUE
--------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------------------------------
Norwood Immunology Ltd. Call 1
(Cost $0)                                  12/31/06         0.57GBP        1,250,000    $        82,328

                                                                               UNITS
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------
Goodpack Ltd. Wts., Exp. 4/13/07 1 (Cost $28,255)                            781,250            334,005
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,561,615,992)                              100.7%     1,982,997,523
--------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                           (0.7)       (13,662,870)
                                                                       ---------------------------------
NET ASSETS                                                                     100.0%   $ 1,969,334,653
                                                                       =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of May 31, 2006 was $54,271,906, which represents 2.76% of the Fund's net assets. See accompanying Notes.

3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     SHARES             GROSS              GROSS               SHARES
                                            AUGUST 31, 2005         ADDITIONS         REDUCTIONS         MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------
Ahnlab, Inc.                                        750,000           250,000                 --            1,000,000
Allen-Vanguard Corp.                              2,400,000                --                 --            2,400,000
Anvil Mining Ltd.                                        --         3,000,000                 --            3,000,000
Arques Industries AG                                     --           160,000                 --              160,000
auFeminin.com SA                                    600,000                --                 --              600,000
B&B Group Holdings Ltd.                          32,000,000        78,000,000                 --          110,000,000
Bluecord Technology Corp.                           966,476                --            966,476                   --
CDNetworks Co. Ltd.                                      --           600,000                 --              600,000
Certicom Corp.                                    2,500,000           500,000                 --            3,000,000
Crown Confectionery Co. Ltd.                         90,000            20,000                 --              110,000
Danal Co. Ltd.                                    1,200,000         1,028,436                 --            2,228,436
Duzon Digital Ware Co. Ltd.                         600,000           600,000                 --            1,200,000
Electrovaya, Inc.                                 4,000,000                --            129,000            3,871,000
Emotion Corp.                                       300,000           362,682            662,682                   --
Empas Corp.                                              --           900,000                 --              900,000
Equinox Minerals Ltd.                                    --        24,000,000                 --           24,000,000
Gallery Gold Ltd.*                               25,000,000                --         25,000,000                   --
HudBay Minerals, Inc.                                    --         4,000,000                 --            4,000,000
Imaging Dynamics Co. Ltd.                         2,000,000                --                 --            2,000,000
Imaging Dynamics Co. Ltd.                         4,000,000                --                 --            4,000,000
Intelligent Wave, Inc.                                5,000             3,000                 --                8,000
Karnataka Bank Ltd.                               4,500,000         2,500,000                 --            7,000,000
Manine Media Co. Ltd.                                    --         2,256,470                 --            2,256,470
Miramar Mining Corp.                                     --         4,000,000                 --            4,000,000
Mobilians Co. Ltd.                                1,000,000           136,063            100,000            1,036,063
Neowiz Corp.**                                      400,000           152,600            252,600              300,000
Ninetowns Digital World Trade Holdings
Ltd., ADR                                         1,250,000         1,751,800              1,800            3,000,000
Norwood Abbey Ltd.                                8,225,000         5,775,000                 --           14,000,000
Olympus Pacific Minerals, Inc.                           --        13,000,000                 --           13,000,000
Opera Software ASA                                8,000,000                --                 --            8,000,000
Railpower Technologies Corp.                      1,250,000         3,750,000                 --            5,000,000
Rio Narcea Gold Mines Ltd.                        6,000,000         8,000,000                 --           14,000,000
RISA Partners, Inc.                                      --             7,500                 --                7,500

SBI VeriTrans Co. Ltd.                                  604             9,146                 --                9,750
Solana Resources Ltd.                                    --         8,000,000                 --            8,000,000
SXR Uranium One, Inc. (formerly Southern
Cross Resources, Inc.)**                          8,500,000         1,800,000          6,800,000***         3,500,000
Trafficmaster plc                                10,000,000                --                 --           10,000,000
Travelsky Technology Ltd., Cl. H                 13,000,000        12,000,000                 --           25,000,000
Wire Card AG                                             --         4,000,000                 --            4,000,000
Xillix Technologies Corp.                        15,000,000                --          6,347,000            8,653,000
Yedang Entertainment Co. Ltd.                     1,000,000           400,000          1,400,000                   --

                                                                                        DIVIDEND             REALIZED
                                                                        VALUE             INCOME          GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Ahnlab, Inc.                                                   $   23,444,800     $      307,992       $           --
Allen-Vanguard Corp.                                                3,311,847                 --                   --
Anvil Mining Ltd.                                                  22,469,360                 --                   --
Arques Industries AG                                               28,057,406            357,253                   --
auFeminin.com SA                                                   16,145,566                 --                   --
B&B Group Holdings Ltd.                                            28,223,226            132,828                   --
Bluecord Technology Corp.                                                  --                 --           (4,101,001)
CDNetworks Co. Ltd.                                                21,030,941                 --                   --
Certicom Corp.                                                     16,886,064                 --                   --
Crown Confectionery Co. Ltd.                                       13,725,283              9,493                   --
Danal Co. Ltd.                                                     20,913,703                 --                   --
Duzon Digital Ware Co. Ltd.                                        22,505,406            269,578                   --
Electrovaya, Inc.                                                     843,432                 --             (618,641)
Emotion Corp.                                                              --                 --           (8,311,227)
Empas Corp.                                                        12,349,359                 --                   --
Equinox Minerals Ltd.                                              38,129,823                 --                   --
Gallery Gold Ltd.*                                                         --                 --                   --
HudBay Minerals, Inc.                                              50,186,110                 --                   --
Imaging Dynamics Co. Ltd.                                           8,170,676                 --                   --
Imaging Dynamics Co. Ltd.                                          16,341,353                 --                   --
Intelligent Wave, Inc.                                             14,376,587                 --                   --
Karnataka Bank Ltd.                                                14,897,959                 --                   --
Manine Media Co. Ltd.                                               6,819,948                 --                   --
Miramar Mining Corp.                                               14,453,019             15,313                   --
Mobilians Co. Ltd.                                                 11,523,823                 --             (433,678)
Neowiz Corp.**                                                             --            157,507           10,228,684
Ninetowns Digital World Trade Holdings Ltd., ADR                   15,270,000                 --               (5,346)
Norwood Abbey Ltd.                                                  3,042,625                 --                   --
Olympus Pacific Minerals, Inc.                                      8,121,430                 --                   --
Opera Software ASA                                                 34,371,736                 --                   --
Railpower Technologies Corp.                                       19,518,838                 --                   --
Rio Narcea Gold Mines Ltd.                                         27,072,174                 --                   --
RISA Partners, Inc.                                                30,215,083             53,462                   --
SBI VeriTrans Co. Ltd.                                              8,202,639                 --                   --
Solana Resources Ltd.                                              13,436,223                 --                   --
SXR Uranium One, Inc. (formerly
Southern Cross Resources, Inc.)                                            --                 --                   --
Trafficmaster plc                                                   6,638,989                 --                   --
Travelsky Technology Ltd., Cl. H                                   30,613,363            718,593                   --
Wire Card AG                                                       29,830,856                 --                   --
Xillix Technologies Corp.                                           1,021,235                 --                   --
Yedang Entertainment Co. Ltd                                               --                 --           (2,264,555)
                                                               -------------------------------------------------------
                                                               $  632,160,882     $    2,022,019       $   (5,505,764)
                                                               =======================================================

*Shares decreased due to merger delivery
**No longer an affiliate as of May 31,2006.
***Result of a reverse stock split.


6                   |               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $70,721,743 or 3.59% of the Fund's net assets as of May 31, 2006.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE      PERCENT
--------------------------------------------------------------------------------
Canada                                             $    667,061,295        33.6%
Korea, Republic of South                                284,668,181        14.4
Australia                                               169,640,787         8.6
Japan                                                   139,003,280         7.0
Cayman Islands                                          131,325,122         6.6
India                                                   111,891,118         5.6
Hong Kong                                               108,055,187         5.5
China                                                    91,571,711         4.6
United Kingdom                                           89,406,648         4.5
Norway                                                   59,901,169         3.0
Germany                                                  57,888,262         2.9
France                                                   23,001,025         1.2
Thailand                                                 18,827,849         0.9
Russia                                                   15,259,000         0.8
Brazil                                                    9,958,919         0.5
Singapore                                                 5,537,970         0.3
                                                   -----------------------------
Total                                              $  1,982,997,523       100.0%
                                                   =============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,561,615,992
                                              ===============

Gross unrealized appreciation                 $  522,792,319
Gross unrealized depreciation                   (102,024,334)
                                              ---------------
Net unrealized appreciation                   $  420,767,985
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the


7                   |               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of May 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                             EXPIRATION      CONTRACT AMOUNT        VALUATION AS OF         UNREALIZED
CONTRACT DESCRIPTION               DATE               (000S)           MAY 31, 2006       APPRECIATION
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)            6/1/06                   60CAD     $        54,412       $        135

ILLIQUID SECURITIES

As of May 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net


8                   |               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS   May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


9                   |               OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 07/13/2006